Research and development expenses - Breakdown of Research and Development Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (13,721,637)	€ (8,060,599)	€ (27,236,126)	€ (16,132,053)
Personnel expenses Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(3,061,036)	(1,759,669)	(5,590,207)	(3,768,165)
Clinical expenses Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(7,175,545)	(3,496,223)	(13,741,610)	(6,761,928)
Nonclinical expenses Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(1,016,793)	(1,181,660)	(1,832,918)	(2,143,713)
Manufacturing costs Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(2,419,143)	(1,601,980)	(5,883,668)	(2,920,172)
License costs Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	0	0	0	(500,000)
Intellectual Property costs Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (49,120)	€ (21,067)	€ (187,723)	€ (38,075)